Consolidated Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
OPERATING ACTIVITIES
Net earnings	$ 63,958	$ 51,137	$ 56,672
Adjustments to net earnings
Depreciation and amortization	36,138	30,978	30,880
Income tax expense	13,049	19,569	10,983
Interest expense	7,246	4,398	3,553
Non-cash charges in connection with manufacturing facility closures, restructuring and other related charges	133	5,204	4,620
Impairment of inventories	801	1,997	760
Share-based compensation expense	3,291	8,201	3,249
Pension and other post-retirement expense related to defined benefit plans	2,730	2,913	2,654
Gain on foreign exchange	(2,578)	(510)	(1,308)
Impairment (reversals of impairment) of assets	192	226	(5,796)
Other adjustments for non-cash items	(2,150)	50	(488)
Income taxes paid, net	(6,452)	(7,193)	(5,209)
Contributions to defined benefit plans	(4,143)	(1,268)	(1,877)
Cash flows from operating activities before changes in working capital items	112,215	115,702	98,693
Changes in working capital items
Trade receivables	(6,847)	(8,920)	4,605
Inventories	(7,879)	(4,074)	(6,105)
Parts and supplies	(2,090)	(1,053)	(1,747)
Other current assets	89	451	5,700
Accounts payable and accrued liabilities and share-based compensation liabilities, current	(1,493)	5,304	3,090
Provisions	(1,863)	725	(1,968)
Increase (decrease) in working capital	(20,083)	(7,567)	3,575
Cash flows from operating activities	92,132	108,135	102,268
INVESTING ACTIVITIES
Acquisition of subsidiaries, net of cash acquired	(67,027)	(41,855)	(26,234)
Purchases of property, plant and equipment	(85,312)	(49,972)	(34,301)
Proceeds from disposals of property, plant and equipment	880	70	1,355
Purchase of intangible assets	(1,914)	(88)	(174)
Other investing activities	458	(4)	124
Cash flows from investing activities	(152,915)	(91,849)	(59,230)
FINANCING ACTIVITIES
Proceeds from borrowings	257,021	180,604	191,279
Repayment of borrowings	(162,107)	(155,630)	(160,473)
Interest paid	(7,360)	(4,739)	(3,740)
Proceeds from exercise of stock options	1,362	1,452	1,559
Repurchases of common shares	(7,451)	(1,697)	(30,018)
Dividends paid	(33,199)	(31,365)	(29,695)
Other financing activities	(529)	(160)	(150)
Cash flows from financing activities	47,737	(11,535)	(31,238)
Net (decrease) increase in cash	(13,046)	4,751	11,800
Effect of foreign exchange differences on cash	1,183	(1,410)	(2,527)
Cash, beginning of year	20,956	17,615	8,342
Cash, end of year	$ 9,093	$ 20,956	$ 17,615